UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          11/13/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:       $102,023
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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

                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
AUTOLIV INC        COMMON       052800109    951     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102 14,577    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP  COMMON       067901108    359     23,002   SH         SOLE          23,002   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106    796    122,900   SH         SOLE         122,900   0       0
-----------------------------------------------------------------------------------------------------------
BRISTOL MYERS
 SQUIBB CO         COMMON       110122108    476     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
 SANTA FE C        COMMON       12189T104 14,051    587,436   SH         SOLE         587,436   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100    368     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW  COMMON       242370104  4,058    102,000   SH         SOLE         102,000   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS  & CO     COMMON       263534109  1,407     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE
 PLC              SPONSORED ADR 37733W105 21,054    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101  1,922    148,856   SH         SOLE         148,856   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 10,206    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE
 & CO              COMMON       46625H100  2,461    129,600   SH         SOLE         129,600   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC COMMON       484173109    777     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
KERR MCGEE CORP    COMMON       492386107  1,303     30,000   SH         SOLE          30,000   0       0
-----------------------------------------------------------------------------------------------------------
MARATHON OIL CORP  COMMON       565849106    227     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
MERCK & CO INC     COMMON       589331107    229      5,000   SH         SOLE           5,000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109  9,980    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO COMMON       723787107  1,698     70,000   SH         SOLE          70,000   0       0
-----------------------------------------------------------------------------------------------------------
PREMCOR INC        COMMON       74045Q104    392     25,000   SH         SOLE          25,000   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL COMMON       74153Q102  1,295     99,600   SH         SOLE          99,600   0       0
-----------------------------------------------------------------------------------------------------------
SCHERING PLOUGH
 CORP              COMMON       806605101    448     21,000   SH         SOLE          21,000   0       0
-----------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP COMMON       78440X101  2,459     80,000   SH         SOLE          80,000   0       0
-----------------------------------------------------------------------------------------------------------
TELEPHONE & DATA
 SYS INC          COMMON        879433100  1,514     30,000   SH         SOLE          30,000   0       0
-----------------------------------------------------------------------------------------------------------
TRANSOCEAN INC    COMMON        G90078109    416     20,000   SH         SOLE          20,000   0       0
-----------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS
 CORP NEW         CL A          89420G109    132     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP  COMMON        910671106  2,571    127,600   SH         SOLE         127,600   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP   SPONSORED
 PLC NEW           ADR          92857W100  2,901    226,120   SH         SOLE         226,120   0       0
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
 NEW               COMMON       949746101  2,995     62,180   SH         SOLE          62,180   0       0
-----------------------------------------------------------------------------------------------------------
WORLDCOM INC GA  WRLDCOM GP COM 98157D106     44    440,806   SH         SOLE         440,806   0       0
NEW
-----------------------------------------------------------------------------------------------------------
WORLDCOM INC GA  MCI GROUP COM  98157D304      3     17,632   SH         SOLE          17,632   0       0
NEW
-----------------------------------------------------------------------------------------------------------
XANSER CORP        COMMON       98389J103    182    114,000   SH         SOLE         114,000   0       0
-----------------------------------------------------------------------------------------------------------

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